Stock-based compensation - The fair value of the grant of Share Performance Awards was estimated on the date of grant (Details) - EUR (€)								12 Months Ended
	Oct. 22, 2021	May 28, 2021	Feb. 01, 2021	Oct. 29, 2020	Jan. 15, 2020	Jan. 15, 2019	Jan. 15, 2018	Dec. 31, 2021
Share Performance Awards
Share-based payments
Risk free interest rate, share-based payments	(0.43%)	(0.57%)	(0.78%)	(0.85%)	(0.55%)	(0.46%)	(0.25%)
Expected volatility of share, share based-payments	35.00%	40.00%	42.00%	40.00%	37.00%	54.00%	51.00%
Expected volatility of index, share based-payments			29.00%		18.00%	22.00%	13.00%
Fluctuation, share based-payments	5.00%			5.00%
Exercise price, share-based payments	€ 1.00	€ 1.00	€ 1.00	€ 1.00	€ 1.00	€ 1.00	€ 1.00
Weighted average share price, share based-payments	44.98	35.49	€ 32.25	22.92	€ 23.39	€ 18.83	€ 14.35
Market value of index, share based-payments			€ 3,375.67		€ 3,099.05	€ 2,478.06	€ 2,663.91
Fair value for Management Board, share based-payments		33.50	€ 31.34		€ 22.69	€ 15.33	€ 12.19
Fair value for employees, share based-payments	€ 43.96	€ 34.47	€ 36.65	€ 21.89	€ 25.28	€ 20.84	€ 15.94
Expected dividend as percentage, share-based payments								0.00%
Share Performance Awards | Minimum
Share-based payments
Fluctuation, share based-payments		0.00%	0.00%		0.00%	0.00%	0.00%
Share Performance Awards | Maximum
Share-based payments
Fluctuation, share based-payments		5.00%	5.00%		5.00%	5.00%	5.00%
Vesting periods starting in January and February
Share-based payments
Expected life, share based-payments								4 years
Vesting eriods starting in May and October
Share-based payments
Expected life, share based-payments								5 years